Average Annual Total Returns - VIPSectorFunds-InitialComboPRO - VIPSectorFunds-InitialComboPRO - VIP Health Care Portfolio	Apr. 29, 2023
VIP Health Care Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(12.41%)
Past 5 years	10.50%
Past 10 years	15.07%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1513
Average Annual Return:
Past 1 year	(5.43%)
Past 5 years	11.70%
Past 10 years	14.84%